Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions	Our interest rate swap contracts as of June 30, 2020, of which none are designated as hedging instruments, are summarized as follows:

(in thousands of $)	Notional principal	Inception date	Maturity date	Fixed Interest Rate
Receiving floating, pay fixed	25,000	June 2019	June 2024	2.00%
Receiving floating, pay fixed	25,000	June 2019	June 2024	1.38%
Receiving floating, pay fixed	50,000	June 2019	June 2024	2.15%
Receiving floating, pay fixed	50,000	August 2019	June 2024	2.15%
Receiving floating, pay fixed	25,000	September 2019	June 2024	1.40%
Receiving floating, pay fixed	50,000	July 2020	July 2025	1.38%
Receiving floating, pay fixed	25,000	July 2020	July 2025	1.22%
Receiving floating, pay fixed	25,000	July 2020	July 2025	1.22%
Receiving floating, pay fixed	75,000	July 2020	July 2025	1.39%
Receiving floating, pay fixed	25,000	September 2020	September 2025	1.38%
Receiving floating, pay fixed	35,000	September 2020	September 2025	1.03%
Receiving floating, pay fixed	75,000	September 2020	September 2025	1.39%
Receiving floating, pay fixed	83,333	February 2021	February 2026	0.45%
Receiving floating, pay fixed	41,667	February 2021	February 2026	0.45%
	610,000